Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Supplemental Information [Line Items]
Cash on deposit with financial institutions	$ 13,701	$ 5,901
Guaranteed investment certificates	135	127
Cash and cash equivalents	$ 13,836	$ 6,028	$ 6,904